                 SUPPLEMENT TO THE COMMON CLASS PROSPECTUS AND
                      STATEMENT OF ADDITIONAL INFORMATION

                    CREDIT SUISSE INTERNATIONAL EQUITY FUND

The following information supersedes certain information in the fund's Common Class Prospectus and Statement of Additional Information.

Effective November 1, 2001, the fund changed its performance benchmark to the Morgan Stanley Capital International All Country World Free Excluding the U.S. Index. The fund's previous performance benchmark, the Morgan Stanley Capital International All Country World Excluding the U.S. Index, ceased being compiled on October 31, 2001. The following information replaces similar information found on page 9 of the prospectus:

                          AVERAGE ANNUAL TOTAL RETURNS

              PERIOD ENDED                 ONE YEAR    FIVE YEARS    10 YEARS     LIFE OF     INCEPTION
                12/31/01                     2001      1997-2001    1992-2001       FUND         DATE
 INTERNATIONAL FOCUS FUND                  -20.84%          N/A          N/A        5.75%       3/31/97
 MSCI EUROPE, AUSTRALASIA AND FAR EAST
 INDEX(1)                                  -21.44%          N/A          N/A        1.28%
 INTERNATIONAL EQUITY FUND                 -20.95%       -2.64%        4.45%        6.47%        5/2/89
 MSCI ALL COUNTRY WORLD EXCLUDING THE
 U.S. INDEX(2)                             -23.99%(3)    -0.26%(3)     4.06%(3)     2.82%(3,5)
 MSCI ALL COUNTRY WORLD FREE EXCLUDING
 THE U.S. INDEX(4)                         -19.50%        0.89%        4.61%        3.35%(5)
 INTERNATIONAL SMALL COMPANY FUND          -32.02%          N/A          N/A       13.00%       5/29/98
 MSCI EAFE SMALL-CAP INDEX(6)              -14.29%          N/A          N/A       -5.55%(7)
 EMERGING MARKETS FUND                     -10.24%       -8.78%          N/A       -2.90%      12/30/94
 MSCI EMERGING MARKETS FREE INDEX(8)        -2.38%       -5.74%          N/A       -4.06%
 GLOBAL POST-VENTURE CAPITAL FUND          -27.14%       13.81%          N/A       13.23%       9/30/96
 RUSSELL 2000 GROWTH INDEX(9)               -9.23%        2.87%          N/A       15.50%
 LIPPER GLOBAL FUNDS INDEX(10)             -15.76%        6.13%          N/A       41.26%
 MSCI WORLD INDEX(11)                      -17.83%        4.12%          N/A       38.35%

(1) The Morgan Stanley Capital International Europe, Australasia and Far East Index is an unmanaged index (with no defined investment objective) of equities of companies from developed markets outside of North America that includes reinvestment of dividends.
(2) The Morgan Stanley Capital International All Country World Excluding the U.S. Index is an unmanaged market-capitalization-weighted index (with no defined investment objective) of companies listed on stock exchanges outside of the U.S.
(3) Performance shown for periods ended October 31, 2001, the last day that performance of the index was compiled.
(4) The Morgan Stanley Capital International All Country World Free Excluding the U.S. Index is a market capitalization-weighted index of companies listed on stock exchanges outside the U.S. The index is "free" because it only reflects actual investable opportunities for global investors by taking into account local market restrictions on share ownership by foreigners.
(5)  Performance since April 30, 1989.
(6) The Morgan Stanley Capital International EAFE Small-Cap Index is an unmanaged index (with no defined investment objective) of small-cap stocks of companies from developed markets outside of North America.
(7)  Performance since May 31, 1998.
(8) The Morgan Stanley Capital International Emerging Markets Free Index is an unmanaged market capitalization-weighted index (with no defined investment objective) of emerging market equity performance. The index is "free" because it only reflects actual investable opportunities for global investors by taking into account local market restrictions on share ownership by foreigners.
(9) The Russell 2000 Growth Index is an unmanaged index (with no defined investment objective) of those securities in the Russell 2000 Index with a greater-than-average growth orientation. It includes reinvestment of dividends, and is compiled by Frank Russell Company.
(10) The Lipper Global Funds Index is an equal-weighted performance index, adjusted for capital-gain distributions and income dividends, of the largest qualifying funds in this investment objective, and is compiled by Lipper Inc.
(11) The Morgan Stanley Capital International World Index is an unmanaged market capitalization-weighted index (with no defined investment objective) of securities listed on the stock exchanges of all developed countries.

Dated: February 7, 2002                                            WPISF-16-0202

                 SUPPLEMENT TO THE ADVISOR CLASS PROSPECTUS AND
                      STATEMENT OF ADDITIONAL INFORMATION

                    CREDIT SUISSE INTERNATIONAL EQUITY FUND

The following information supersedes certain information in the fund's Advisor Class Prospectus and Statement of Additional Information.

Effective November 1, 2001, the fund changed its performance benchmark to the Morgan Stanley Capital International All Country World Free Excluding the U.S. Index. The fund's previous performance benchmark, the Morgan Stanley Capital International All Country World Excluding the U.S. Index, ceased being compiled on October 31, 2001. The following information replaces similar information found on page 7 of the prospectus:

                          AVERAGE ANNUAL TOTAL RETURNS

                                     ONE YEAR   FIVE YEARS   10 YEARS    LIFE OF      INCEPTION
PERIOD ENDED 12/31/01:                 2001     1997-2001    1992-2001    FUND          DATE
INTERNATIONAL EQUITY FUND             -21.36%     -3.12%     3.96%         6.07%       4/5/91
-----------------------------------------------------------------------------------------------
MSCI ALL COUNTRY WORLD EXCLUDING
 THE U.S. INDEX(1)                    -23.99%(2)   -0.26%(2) 4.06%(2)      4.27%(2,4)
-----------------------------------------------------------------------------------------------
MSCI ALL COUNTRY WORLD FREE
 EXCLUDING THE U.S. INDEX(3)          -19.50%      0.89%     4.61%         4.81%(4)

(1) The Morgan Stanley Capital International All Country World Excluding the U.S. Index is an unmanaged market-capitalization-weighted index (with no defined investment objective) of companies listed on stock exchanges outside of the U.S.

(2) Performance shown for periods ended October 31, 2001, the last day that performance of the index was compiled.

(3) The Morgan Stanley Capital International All Country World Free Excluding the U.S. Index is a market capitalization-weighted index of companies listed on stock exchanges outside the U.S. The index is "free" because it only reflects actual investable opportunities for global investors by taking into account local market restrictions on share ownership by foreigners.

(4) Performance since March 31, 1991.

Dated: February 7, 2002                                            ADIEQ-16-0202